Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
Cash and cash equivalents consist of the following:

	As of December 31, 2019	As of December 31, 2018
Cash on hand	42	20
Bank deposits	118,933	177,013
Time deposits	153,838	135,614
Money market funds	36,374	33,833

	$309,187	$346,480